Securities Available for Sale (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Investments, Debt and Equity Securities [Abstract]
Amortized Cost and Fair Value

The amortized cost and approximate fair value of investments in securities, all of which are classified as available for sale according to management’s intent, are summarized as follows (in thousands):

	Amortized	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
As of March 31, 2015
U.S. Treasury securities	$271,753	$3,724	$—	$275,477
U.S. Agency securities	74,345	456	—	74,801
Mortgage-backed securities:
Government National Mortgage Association	945,299	4,266	(4,469)	945,096
Federal National Mortgage Association	48,495	—	(129)	48,366
Small Business Assistance Program	51,086	—	(527)	50,559
States and political subdivision securities	2,107	1	—	2,108
Corporate debt securities	4,996	66	—	5,062
Other	1,006	33	—	1,039

	$1,399,087	$8,546	$(5,125)	$1,402,508

	Amortized	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
As of September 30, 2014
U.S. Treasury securities	$222,868	$31	$(174)	$222,725
U.S. Agency securities	—	—	—	—
Mortgage-backed securities:
Government National Mortgage Association	1,113,363	4,639	(14,587)	1,103,415
Federal National Mortgage Association	—	—	—	—
Small Business Assistance Program	—	—	—	—
States and political subdivision securities	2,188	1	—	2,189
Corporate debt securities	11,732	141	—	11,873
Other	1,006	34	—	1,040

	$1,351,157	$4,846	$(14,761)	$1,341,242

The amortized cost and approximate fair value of investments in securities, all of which are classified as available for sale according to management’s intent, are summarized as follows (in thousands):

	Amortized	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
As of September 30, 2014
U.S. Treasury securities	$222,868	$31	$(174)	$222,725
Mortgage-backed securities:
Government National Mortgage Association	1,113,363	4,639	(14,587)	1,103,415
Federal National Mortgage Association	—	—	—	—
States and political subdivision securities	2,188	1	—	2,189
Corporate debt securities	11,732	141	—	11,873
Other	1,006	34	—	1,040

	$1,351,157	$4,846	$(14,761)	$1,341,242

	Amortized	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
As of September 30, 2013
U.S. Treasury securities	$—	$—	$—	$—
Mortgage-backed securities:
Government National Mortgage Association	1,470,822	9,634	(21,013)	1,459,443
Federal National Mortgage Association	1	—	—	1
States and political subdivision securities	3,513	19	—	3,532
Corporate debt securities	11,889	133	(9)	12,013
Other	5,449	17	(6)	5,460

	$1,491,674	$9,803	$(21,028)	$1,480,449

Marketable Securities

Maturities of mortgage-backed securities may differ from contractual maturities because the mortgages underlying the securities may be called or repaid without any penalties.

	March 31, 2015		September 30, 2014
(In Thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$76,162	$76,620	$7,207	$7,218
Due after one year through five years	272,043	275,766	223,282	223,140
Due after five years through ten years	4,996	5,062	6,299	6,429

	353,201	357,448	236,788	236,787
Mortgage-backed securities	1,044,880	1,044,021	1,113,363	1,103,415
Securities without contractual maturities	1,006	1,039	1,006	1,040

	$1,399,087	$1,402,508	$1,351,157	$1,341,242

The amortized cost and approximate fair value of debt securities available for sale as of September 30, 2014 and 2013, by contractual maturity, are shown below. Maturities of mortgage-backed securities may differ from contractual maturities because the mortgages underlying the securities may be called or repaid without any penalties.

	September 30, 2014		September 30, 2013
(In Thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$7,207	$7,218	$1,497	$1,514
Due after one year through five years	223,282	223,140	6,988	7,123
Due after five years through ten years	6,299	6,429	6,917	6,908
Due after ten years	—	—	—	—

	236,788	236,787	15,402	15,545
Mortgage-backed securities	1,113,363	1,103,415	1,470,823	1,459,444
Securities without contractual maturities	1,006	1,040	5,449	5,460

	$1,351,157	$1,341,242	$1,491,674	$1,480,449

Schedule of Unrealized Loss on Investments

The following table presents the Company’s gross unrealized losses and approximate fair value in investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position (in thousands):

	Less than 12 months		March 31, 2015 12 months or more		Total
	Fair Value	Unrealized	Fair Value	Unrealized	Fair Value	Unrealized
U.S. Treasury securities	$—	$—	$—	$—	$—	$—
U.S. Agency securities	—	—	—	—	$—	$—
Mortgage-backed securities	83,704	(656)	479,290	(4,469)	562,994	(5,125)
Corporate debt securities	—	—	—	—	—	—
Other	—	—	—	—	—	—

	$83,704	$(656)	$479,290	$(4,469)	$562,994	$(5,125)

	Less than 12 months		September 30, 2014 12 months or more		Total
	Fair Value	Unrealized	Fair Value	Unrealized	Fair Value	Unrealized
U.S. Treasury securities	$98,344	$(174)	$—	$—	$98,344	$(174)
U.S. Agency securities	—	—	—	—	$—	$—
Mortgage-backed securities	24,625	(125)	730,171	(14,462)	754,796	(14,587)
Corporate debt securities	—	—	—	—	—	—
Other	—	—	—	—	—	—

	$122,969	$(299)	$730,171	$(14,462)	$853,140	$(14,761)

The following table presents the Company’s gross unrealized losses and approximate fair value in investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position (in thousands):

	Less than 12 months		September 30, 2014 12 months or more		Total
	Fair Value	Unrealized	Fair Value	Unrealized	Fair Value	Unrealized
U.S. Treasury securities	$98,344	$(174)	$—	$—	$98,344	$(174)
Mortgage-backed securities	24,625	(125)	730,171	(14,462)	754,796	(14,587)
Corporate debt securities	—	—	—	—	—	—
Other	—	—	—	—	—	—

	$122,969	$(299)	$730,171	$(14,462)	$853,140	$(14,761)

	Less than 12 months		September 30, 2013 12 months or more		Total
	Fair Value	Unrealized	Fair Value	Unrealized	Fair Value	Unrealized
Mortgage-backed securities	$852,344	$(19,469)	$56,781	$(1,544)	$909,125	$(21,013)
Corporate debt securities	4,436	(9)	—	—	4,436	(9)
Other	—	—	4,986	(6)	4,986	(6)

	$856,780	$(19,478)	$61,767	$(1,550)	$918,547	$(21,028)

Unrealized Gain (Loss) on Investments

The components of other comprehensive income from net unrealized gains (losses) on securities available for sale for the three and six months ended March 31, 2015 and 2014, respectively are as follows (in thousands):

	Three Months Ended March 31,		Six Months Ended March 31,
	2015	2014	2015	2014
Beginning balance accumulated other comprehensive income (loss)	$(3,042)	$(13,535)	$(6,157)	$(7,081)
Net unrealized holding gain (loss) arising during the period	8,312	10,020	13,285	(389)
Reclassification adjustment for net gain realized in net income	—	(6)	(51)	(6)

Net change in unrealized gain (loss) before income taxes	8,312	10,014	13,234	(395)
Income tax (expense) benefit	(3,159)	(3,693)	(4,966)	262

Net change in unrealized gain (loss) on securities after taxes	5,153	6,321	8,268	(133)

Ending balance accumulated other comprehensive income (loss)	$2,111	$(7,214)	$2,111	$(7,214)

The components of other comprehensive income from net unrealized gains (losses) on securities available for sale for the years ended September 30, 2014, 2013 and 2012 are as follows (in thousands):

	2014	2013	2012
Beginning balance accumulated other comprehensive income	$(7,081)	$19,111	$16,542
Net unrealized holding gain (loss) arising during the period	1,400	(40,651)	11,376
Reclassification adjustment for net gain realized in net income	(90)	(917)	(7,305)

Net change in unrealized gain (loss) before income taxes	1,310	(41,568)	4,071
Income tax benefit (expense)	(386)	15,376	(1,502)

Net change in unrealized gain (loss) on securities after taxes	924	(26,192)	2,569

Ending balance accumulated other comprehensive income (loss)	$(6,157)	$(7,081)	$19,111